Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On January 12, 2016, Castlight commenced a tender offer to eligible employees to exchange all options to purchase shares of Class A common stock and options to purchase shares of Class B common stock that were outstanding and unexercised as of that date with an exercise price of $6.76 or more per share. The exchange ratio for this offer was one (1) exchanged option for every one (1) new option granted, with the new option award vesting over five years from February 24, 2016, the replacement grant date, in 60 monthly installments, subject to the employees’ continued employment with Castlight.
This tender offer expired on February 24, 2016 and was subject to the terms and conditions set forth in the Amended and Restated Offer to Exchange Certain Outstanding Option Awards for New Option Awards, dated January 28, 2016, which was filed with the Securities Exchange Commission on January 28, 2016. There were 132 employees eligible to tender options covering an aggregate of 2,881,013 shares of our Class A and Class B common stock, of which 108 employees tendered options covering 2,685,396 shares of Class A and Class B common stock at a weighted average exercise price of $11.03, in exchange for options to purchase 2,685,396 shares of Class B common stock at an exercise price of $2.99 per share, the closing sale price reported on the New York Stock Exchange on February 24, 2016. As of February 24, 2016 the incremental expense related to this offer was 1.8 million, which will be recognized over five years.
For more information, refer to our Tender Offer Statement filed with the Securities and Exchange Commission on January 12, 2016, as amended on January 28, 2016.